Restricted Net Assets (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted Net Assets
Minimum percentage of after tax profit to be allocated to general reserve	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
Restricted net assets of Company's PRC subsidiaries, the VIE and subsidiaries of the VIE	¥ 57,000,116	$ 8,264,240